Right-of-Use Assets and Operating Lease Liabilities - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Right-of-use assets	$ 106,978	$ 167,723
Operating lease liabilities
Current portion	57,653	90,199
Non-current portion	49,325	77,524
Total	$ 106,978	$ 167,723
Operating leases:
Weighted average remaining lease term (years)	1 year 10 months 13 days	1 year 9 months 29 days
Weighted average discount rate	2.875%	3.38%